UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			77 College Street, 4th Floor
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			10-24-2012
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	70
Form 13F Information Table Value Total: 	184615

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------
ABB Ltd ADR				SPONSORED ADR		000375204	3205		171410		SOLE		163560			7850
Abbott Laboratories			COM			002824100	249		3632		SOLE		2732			900
Accenture				SHS CLASS A		G1151C101	7262		103697		SOLE		97427			6270
Adobe Systems				COM			00724F101	4004		123450		SOLE		116185			7265
Advanced Energy				COM			007973100	1830		148415		SOLE		141865			6550
Affiliated Managers Group		COM			008252108	314		2550		SOLE		2550			0
Agco					COM			001084102	5463		115064		SOLE		108599			6465
Agnico Eagle Mines			COM			008474108	486		9375		SOLE		9375			0
Anadarko Petroleum			COM			032511107	2459		35175		SOLE		33725			1450
Bank of America				COM			060505104	388		43898		SOLE		40998			2900
Barrick Gold				COM			067901108	3451		82645		SOLE		78710			3935
Best Buy				COM			086516101	3616		210205		SOLE		197170			13035
Capitol Federal Financial		COM			14057J101	2658		222210		SOLE		204332			17878
Chart Industries			COM PAR $0.01		16115Q308	5920		80165		SOLE		75605			4560
ChevronTexaco				COM			166764100	898		7705		SOLE		7705			0
Cisco Systems				COM			17275R102	5729		300029		SOLE		279694			20335
Coca-Cola				COM			191216100	229		6046		SOLE		4980			1066
Covidien				SHS  			G2554F113	4404		74109		SOLE		69619			4490
Devon Energy				COM			25179M103	3917		64738		SOLE		61891			2847
Eldorado Gold				COM			284902103	183		12000		SOLE		12000			0
Emerson Electric			COM			291011104	326		6748		SOLE		6748			0
Esco Technologies			COM			296315104	5136		132190		SOLE		124800			7390
Exxon Mobil				COM			30231G102	2129		23283		SOLE		19989			3294
General Electric			COM			369604103	900		39644		SOLE		34527			5117
General Mills				COM			370334104	823		20640		SOLE		20640			0
General Motors				COM			37045V100	1365		60008		SOLE		55710			4298
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	4110		110250		SOLE		104080			6170
Goldcorp				COM			380956409	275		6000		SOLE		6000			0
Green Mountain Coffee			COM			393122106	8179		344530		SOLE		327840			16690
Hugoton Royalty Trust			UNIT BEN INT		444717102	832		126190		SOLE		119960			6230
International Business Machine		COM			459200101	721		3477		SOLE		3211			266
Japan Smaller Cap Fund			COM			47109U104	158		21875		SOLE		19541			2334
Johnson & Johnson			COM			478160104	394		5714		SOLE		5114			600
Kinross Gold				COM NO PAR		496902404	2735		267830		SOLE		256620			11210
Ladenburg Thalmann Financial S		COM			50575Q102	40		30000		SOLE		30000			0
Layne Christensen			COM			521050104	6897		351730		SOLE		332065			19665
LSB Industries				COM			502160104	7279		165922		SOLE		155777			10145
M.S. Emerging Markets Debt Fun		COM			61744H105	150		12440		SOLE		12440			0
Market Vectors Gold Miners ETF		GOLD MINER ETF		57060U100	2978		55475		SOLE		52375			3100
MFS Charter Income Trust		SH BEN INT		552727109	110		10900		SOLE		8900			2000
Microsoft				COM			594918104	6855		230346		SOLE		217409			12937
Monmouth Real Estate Investmen		CL A			609720107	3100		276990		SOLE		249790			27200
National Oilwell Varco			COM			637071101	7013		87548		SOLE		82453			5095
Newmont Mining				COM			651639106	2832		50557		SOLE		48042			2515
NTT Docomo				SPONS ADR		62942M201	3636		225019		SOLE		211919			13100
Old Republic International		COM			680223104	2356		253360		SOLE		232155			21205
Overhill Farms				COM			690212105	2630		574179		SOLE		554179			20000
Penn West Petroleum Ltd			COM			707887105	684		48015		SOLE		44915			3100
People's United Financial		COM			712704105	3920		322909		SOLE		298634			24275
Pepsico					COM			713448108	279		3938		SOLE		3688			250
Pfizer					COM			717081103	205		8251		SOLE		8251			0
Platinum Group Metals			COM NEW			72765Q205	28		26800		SOLE		26800			0
Procter & Gamble			COM			742718109	1758		25344		SOLE		23225			2119
Pzena Investment Management		CLASS A			74731Q103	2083		399831		SOLE		385456			14375
Quanta Services Inc			COM			74762E102	4515		182795		SOLE		172745			10050
Reed Elsevier				SPONS ADR NEW		758204200	3656		137341		SOLE		132916			4425
Resolute Forest Products		COM			76117W109	306		23531		SOLE		22842			689
Streetracks Gold Trust			GOLD SHS		78463V107	483		2810		SOLE		2810			0
Stryker					COM			863667101	4777		85820		SOLE		80585			5235
SunOpta					COM			8676EP108	4765		745765		SOLE		703760			42005
Sunrise Senior Living			COM			86768K106	186		13000		SOLE		13000			0
Templeton Global Income			COM			880198106	1143		119421		SOLE		111121			8301
TJX Companies				COM			872540109	3942		88014		SOLE		82234			5780
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1162		14270		SOLE		13520			750
Veolia Environnement			SPONSORED ADR		92334N103	576		53280		SOLE		52530			750
Vodafone Plc ADR			SPONS ADR NEW		92857W209	5958		209063		SOLE		197417			11646
W. P. Carey				COM			92936U109	8529		174060		SOLE		164365			9695
Whole Foods Market			COM			966837106	346		3550		SOLE		3300			250
Williams				COM			969457100	4601		131580		SOLE		122925			8655
ZaZa Energy				COM			98919T100	89		30000		SOLE		30000			0


